Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0000089800
Registrant Name	SHERWIN WILLIAMS CO
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES